Stock-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stock-Based Compensation
Stock-based Compensation

8. Stock-Based Compensation

A summary of stock option activity during the three months ended March 31, 2014 is as follows (in thousands, except for per share amounts):

	Shares	Weighted-Average Exercise Price (in dollars per share)	Weighted-Average Contractual Life (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2013	1,667	$7.05
Granted	1,144	7.80
Exercised	—	—
Forfeited	(116)	9.00

Options outstanding at March 31, 2014	2,695	$7.28	8.08	$6,607

Options exercisable at March 31, 2014	1,142	$6.31	6.41	$3,916

Options vested or expected to vest at March 31, 2014	2,608	$7.26	8.04	$6,456

The weighted-average grant-date fair value per share of options granted during the three months ended March 31, 2014 was $4.61, and the total grant-date fair value of stock options that vested during the three months ended March 31, 2014 was approximately $0.4 million. As of March 31, 2014, there was approximately $5.1 million of total unrecognized compensation expense related to unvested stock options, which is expected to be recognized over a weighted-average period of approximately 3.4 years.

14. Stock-based Compensation

The Company has the following stock-based compensation plans as of December 31, 2013, under which equity awards have been granted to employees, directors and consultants:

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  2003 Long-Term Incentive Plan; and

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  2011 Equity Incentive Plan.

The 2011 Equity Incentive Plan replaced the 2003 Long-Term Incentive Plan when the board of directors approved the new plan on November 7, 2011. As of December 31, 2013, an aggregate of approximately 3,409,000 shares have been authorized for issuance under the Company's stock-based compensation plans, with approximately 1,667,000 options outstanding. The number of common shares available for granting of future awards to employees and directors under these plans was approximately 1,433,000 at December 31, 2013.

2003 Long-Term Incentive Plan — The Company's 2003 Long-Term Incentive Plan (the "Incentive Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Incentive Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company authorized approximately 884,000 shares of common stock for issuance under the Incentive Plan.

2011 Equity Incentive Plan — The Company's 2011 Equity Incentive Plan (the "Equity Plan") provides for the granting of incentive stock options and nonqualified options to key employees, directors and consultants of the Company. The exercise price of the incentive stock options, as determined by the board of directors, must be at least 100% (110% in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock) of the common stock fair value as of the date of the grant. The provisions of the Equity Plan limit the exercise of incentive stock options, but in no case may the exercise period extend beyond ten years from the date of grant (five years in the case of incentive stock options granted to a stockholder owning in excess of 10% of the Company's common stock). Stock options generally vest over a four-year period. Certain options contain explicit performance conditions. The Company has authorized approximately 2,525,000 shares of common stock for issuance under the Equity Plan. In addition, the shares remaining available for issuance under the Incentive Plan were assumed as shares authorized under the Equity Plan.

The Company has historically granted stock options at exercise prices no less than the fair value of its common stock as determined by its board of directors, with input from management. The Company's board of directors has historically determined, with input from management, the estimated fair value of the Company's common stock on the date of grant based on a number of objective and subjective factors, including:

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  the prices at which the Company sold shares of convertible preferred stock;

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  the superior rights and preferences of securities senior to the Company's common stock at the time of each grant;

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  the likelihood of achieving a liquidity event such as a public offering or sale of the Company;

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  the Company's historical operating and financial performance and the status of its research and product development efforts; and

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  achievement of enterprise milestones, including entering into collaboration and license agreements.

The Company's board of directors also considers valuations provided by management in determining the fair value of its common stock and has consistently used the most recent valuation provided by management for determining the fair value of its common stock unless a specific event occurs that necessitates an interim valuation. The valuations utilized are prepared based on the guidance from the Valuation of Privately-Held-Company Equity Securities Issued as Compensation (the "Practice Aid") that was developed by staff of the American Institute of Certified Public Accountants and a task force comprising representatives from the appraisal, preparer, public accounting, venture capital and academic communities and utilize PWERM, as outlined in the Practice Aid. PWERM considers the value of preferred and common stock based upon the probability-weighted present value of expected future net cash flows, considering each of the possible future events, as well as the rights and preferences of each share class. PWERM is complex as it requires numerous assumptions relating to potential future outcomes of equity, hence, the use of this method can be applied: (1) when possible future outcomes can be predicted with reasonable certainty; and (2) when there is a complex capital structure (i.e., several classes of preferred and common stock).

During the year ended December 31, 2013, the Company granted options on November 14, 2013. The Company utilized the fair value of its common stock derived from the September 30, 2013 valuation for purposes of the November 14, 2013 option grant and concluded that for purposes of the November 14, 2013 grant, there were no significant changes to the assumptions used in the PWERM model between November 14, 2013 and September 30, 2013 that would impact the fair value of our common stock. The Company also used this methodology to estimate the fair value of its preferred stock.

The Company uses the Black-Scholes option-pricing model to estimate the grant date fair value of its employee stock options. The weighted-average assumptions used in the Black-Scholes option-pricing model and the resulting weighted- average estimated grant date fair values of its employee stock options were as follows for the years ended December 31, 2013, 2012, and 2011:

	Year Ended December 31,
	2013	2012	2011
Expected term (years)	6.25	6.25	6.25
Volatility	62%	60%	60%
Expected dividend yield	0%	0%	0%
Risk-free interest rates	2.45%	1.10%	1.35%

A summary of stock option activity for the year ended December 31, 2013 is as follows:

	Shares	Weighted-Average Exercise Price (in dollars per share)	Weighted-Average Contractual Life (In Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2012	1,710	$7.07
Granted	1,064	7.87
Exercised	(5)	2.51
Forfeited	(1,097)	7.91
Expired	(5)	3.42

Options outstanding at December 31, 2013	1,667	$7.05	7.07	$2,283

Options exercisable at December 31, 2013	1,086	$6.22	6.60	$2,231

Options vested or expected to vest at December 31, 2013	1,635	$7.02	7.06	$2,280

The weighted-average grant-date fair value per share of options granted during 2013, 2012 and 2011 was $4.67, $5.38 and $4.72, respectively. The total grant-date fair value of stock options that vested during the years ended December 31, 2013 and 2012 was approximately $1.8 million and $1.5 million, respectively. The aggregate intrinsic value of options exercised (i.e., the difference between the market price at exercise and the price paid by employees to exercise the option) during the years ended December 31, 2013 and 2012 was $0.02 million and $0.9 million, respectively.

The following table summarizes stock-based compensation expense by financial statement line (in thousands):

	Years Ended December 31,
	2013	2012	2011
Research and development	$302	$338	$118
General and administrative	1,206	1,457	186

Share-based compensation expense included in operating expenses	$1,508	$1,795	$304

As of December 31, 2013, there was approximately $2.6 million of total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of approximately two years.